CONVERTIBLE DEBENTURES AND NOTES (Details Narrative) - USD ($)							1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 12, 2021	Mar. 06, 2020	Dec. 13, 2018	Dec. 13, 2018	Jul. 03, 2018	Sep. 12, 2017	Jun. 18, 2021	Oct. 23, 2020	Jul. 16, 2019	Jul. 16, 2019	Jul. 31, 2018	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Derivative liability												$ 2,000,000.0	$ 2,000,000.0		$ 6,800,000	$ 1,800,000
Unamortized of debt discount												458,000	458,000		488,000	281,000
Debt conversion amount													$ 2,568,000	$ 933,000	1,310,000	331,000
Conversion price, description													As a result of past equity financings and conversions of debentures, the conversion prices of (i) our Series A Preferred Stock has been reduced to $29,812.50 per share at September 30, 2021, (ii) our Series B Preferred Stock has been reduced to $0.75 per share at September 30, 2021, (iii) 200 shares of our Series C preferred stock has been reduced to $1,125.00 per share at September 30, 2021, (iv) 90.43418 shares of our Series C Preferred Stock has been reduced to $562.50 per share at September 30, 2021
Proceeds from debt													$ 1,000,000	$ 250,000	750,000
Stated value of the preferred shares
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Principal amount				$ 25,000
Maturity date				Jun. 30, 2019
Proceeds from debt				$ 25,000
Bear interest rate				10.00%
Lowest trade price				75.00%
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount					$ 515,000
Cash received					500,000
Cancellation amount					15,000
Beneficial ownership limitation percentage										9.99%
Percentage of outstanding debentures										67.00%
Debt conversion amount					$ 515,000
Mature date description										we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we issued an aggregate of $154,000 of senior convertible debentures (the “July 2019 Debentures”) in exchange for the extension of the maturity date of our December 2018 convertible notes and certain of our July 2018 and September 2017 convertible debentures, and the waiver of certain default provisions of our July 2018 and September 2017 convertible debentures.
Finance cost charge									$ 154,000	$ 154,000
Conversion price, description										Debentures have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.
Exchange Agreement [Member]
Short-term Debt [Line Items]
Principal amount						$ 320,000
Cash received						250,000
Cancellation amount						70,000
Debt conversion amount													589,334
Convertible debentures												110,072	110,072
Debt penalties						24,551
July 2019 Debentures [Member]
Short-term Debt [Line Items]
Principal amount									$ 154,000
Extended Maturity [Member]
Short-term Debt [Line Items]
Maturity date											Jun. 30, 2021
Extended Maturity [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Maturity date				Jun. 30, 2021
October 2020 Debentures [Member]
Short-term Debt [Line Items]
Principal amount								$ 600,000
Cash received								500,000
Cancellation amount								$ 100,000
Beneficial ownership limitation percentage								9.99%
Percentage of outstanding debentures								67.00%
Derivative liability															619,627
Unamortized of debt discount												7,850	7,850		600,000
Interest Expense, Debt															19,627
Amortization of debt discount												23,551	168,539		112,500
Maturity date								Oct. 23, 2021
Debt conversion amount													500,000
Convertible debentures												100,000	100,000
Debt discount								$ 600,000
Gain on charged off conversion of debentures												0	311,111
March 2020 Debentures [Member]
Short-term Debt [Line Items]
Principal amount		$ 250,000
Beneficial ownership limitation percentage		9.99%
Percentage of outstanding debentures		67.00%
Unamortized of debt discount															167,080
Interest Expense, Debt															167,080
Maturity date		Jul. 16, 2020
Conversion price, description		Debentures have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest VWAP during the five trading days immediately prior to the date of conversion. The maturity date of the debentures was extended to June 30, 2021
Sabby Volatility Warrant Master Fund, Ltd. [Member]
Short-term Debt [Line Items]
Accounts payable															26,235
Debt conversion amount															$ 26,235
Sabby Volatility Warrant Master Fund, Ltd. [Member] | Extended Maturity [Member]
Short-term Debt [Line Items]
Maturity date															Jun. 30, 2021
October 2019 Debentures [Member]
Short-term Debt [Line Items]
Debt conversion amount													96,000		$ 96,000
Exchange Agreement [Member] | Investors [Member]
Short-term Debt [Line Items]
Convertible debentures						$ 2,500,000
Series A Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Preferred shares exchanged						1,615
Stated value of the preferred shares						$ 1,600,000
Series B Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Preferred shares exchanged						890
Stated value of the preferred shares						$ 900,000
June 2021 Debenture [Member]
Short-term Debt [Line Items]
Principal amount							$ 600,000
Cash received							500,000
Cancellation amount							$ 100,000
Beneficial ownership limitation percentage							9.99%
Derivative liability							$ 644,457
Unamortized of debt discount												425,000	425,000
Interest Expense, Debt							$ 44,457
Amortization of debt discount												155,000	175,000
Maturity date							Jun. 18, 2022
Conversion price, description							conversion price equal to the lesser of $24.75 and 85% of the lowest Volume Weighted Average Price (VWAP) during the five (5) trading days immediately prior to the conversion date, subject to adjustment, as described therein.
Debt discount							$ 600,000
January 2021 Debenture [Member]
Short-term Debt [Line Items]
Principal amount	$ 500,000
Cash received	$ 500,000
Beneficial ownership limitation percentage	9.99%
Derivative liability	$ 709,835
Unamortized of debt discount												24,905	24,905
Interest Expense, Debt	$ 209,835
Amortization of debt discount												94,404	326,253
Maturity date	Jan. 12, 2022
Debt conversion amount													412,480
Conversion price, description	conversion price equal to the lesser of $24.75 and 85% of the lowest VWAP during the five (5) trading days immediately prior to the conversion date, subject to adjustment, as described therein.
Convertible debentures												87,520	87,520
Debt discount	$ 500,000
Gain on charged off conversion of debentures													148,842
November 2019 Debentures [Member]
Short-term Debt [Line Items]
Accounts payable												$ 26,235	26,235
Debt conversion amount													$ 26,235
December 2018 Debentures [Member]
Short-term Debt [Line Items]
Principal amount			$ 25,000
Cash received			$ 25,000